Stockholders' Equity (Details Narrative) - USD ($)	Jun. 18, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 25, 2020	Jun. 24, 2020	Dec. 31, 2019	Aug. 08, 2019	Aug. 07, 2019
Debt conversion price per share						$ 14.28
Common stock, shares authorized			30,000,000	30,000,000	100,000,000	100,000,000	100,000,000	350,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Pledge Agreement with PoC [Member]
Reduced clinical trial funding commitment		$ 900,000
Number of pledged shares forfeited		56,640
Warrants to purchase common stock, forfeited		56,640
2018 Private Placement Transactions [Member]
Debt conversion price per share			$ 14.28
Number of common stock issued	28,971